NOTE 20. Due to/from Affiliates (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Due to affiliates	$ 25,644	$ 38,143
Mr. Li
Due to affiliates	144	144
Alliance Rich
Due to affiliates	3,917	32,560
Hebei Kaiyuan
Due to affiliates	5,807	5,430
Smart Success
Due to affiliates	9	9
Hebei Ruijie Hotel Management Company
Due to affiliates	15,690
Yuanshi County Natural Gas Sales Company
Due to affiliates	$ 77